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United States
Securities and Exchange Commission
Washington, D.C.
Form 13F
Form 13 F Cover Page

Report for the Calendar Year or Quarter Ended:                         31-Mar-01

Check here if Amendment          Amendment Number:
This Amendment (Check only one)                   [ ] is a restatement.
                                                  [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:                    Mark S. Siegel
Address:                 1801 Century Park East Suite 1111
                         Los Angeles, CA 90067

Form 13 F File Number:                  28-4186

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                    Mark S. Siegel
Title:                   President
Phone:                   (310) 843-0050

Signature, Place, and Date of Signing

/s/ Mark S. Siegel        Los Angeles, California                  4/25/01
-------------------       ----------------------------             -----------
[Signature]               [City, State]                            [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)



                                                                                                            SEC USE ONLY
                                                                                                  ----------------------------------
Page 1 of 1                       NAME OF REPORTING MANAGER: REMY INVESTORS AND CONSULTANTS, INC.
------------------------------------------------------------------------------------------------------------------------------------
Item 1:     Item 2:   Item 3:    Item 4:       Item 5:    Item 6: Investment Discretion    Item 7: Item 8: Voting Authority (Shares)
Name of    Title of    CUSIP   Fair Market    Shares of  -------------------------------  Managers ---------------------------------
Issuer       Class     Number     Value       Principal  (a)Sole (b)Shared-As   c)Shared-    See     (a)Sole  (b) Shared   c) None
                                               Amount               Defined In    Other   Instr. V
                                                                    Instr. V
------------------------------------------------------------------------------------------------------------------------------------
                                 (x1000)
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
UTI ENERGY  CLASS A
CORP.       COMMON   903387108    143,068    4,729,524      x                                           x
------------------------------------------------------------------------------------------------------------------------------------
VARIFLEX,   CLASS A
INC.        COMMON   922242102     12,083    1,666,667      x                                           x
------------------------------------------------------------------------------------------------------------------------------------
VIACOM,     CLASS B
INC.        COMMON   925524308     31,183      709,180      x                                           x
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS                     186,334
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                                                                                                                     SEC 1685 (5/91)

                              Form 13F Summary Page

Report Summary:

Number of other Included Managers:
                                                                ----------------

Form 13F Information Table Entry Total:
                                                                ----------------

Form 13F Information Table Value Total:                         $       186,334
                                                                ----------------
                                                                         (x1000)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NONE